SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Currency translation	6.3726
Minimum | Other revenues
Subscription period	1 month
Maximum | Other revenues
Subscription period	12 months
Cash and cash equivalents
Cash held in accounts managed by online payment platforms	¥ 32.7	¥ 24.4